UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22212

CALVERT SAGE FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2013

Item 1. Schedule of Investments.

CALVERT LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

EQUITY SECURITIES - 97.4%	SHARES	VALUE
Beverages - 1.4%
PepsiCo, Inc.	19,700	$1,633,918

Capital Markets - 3.7%
Goldman Sachs Group, Inc.	7,613	1,349,480
Morgan Stanley	92,000	2,885,120
		4,234,600

Chemicals - 5.6%
Dow Chemical Co.	83,700	3,716,280
E. I. du Pont de Nemours & Co.	40,600	2,637,782
		6,354,062

Commercial Banks - 6.2%
BB&T Corp.	93,500	3,489,420
The PNC Financial Services Group, Inc.	45,000	3,491,100
		6,980,520

Commercial Services & Supplies - 3.1%
Tyco International Ltd.	86,725	3,559,194

Consumer Finance - 3.3%
Capital One Financial Corp.	48,700	3,730,907

Diversified Financial Services - 8.5%
Bank of America Corp.	188,592	2,936,377
Berkshire Hathaway, Inc., Class B*	28,200	3,343,392
Citigroup, Inc.	64,400	3,355,884
		9,635,653

Diversified Telecommunication Services - 4.8%
AT&T, Inc.	78,390	2,756,192
BCE, Inc.	60,500	2,619,045
		5,375,237

Electric Utilities - 1.8%
The Southern Co.	48,500	1,993,835

Electrical Equipment - 2.5%
Eaton Corp. plc	36,800	2,801,216

Electronic Equipment & Instruments - 1.6%
TE Connectivity Ltd.	33,425	1,842,052

Food & Staples Retailing - 2.9%
CVS Caremark Corp.	45,300	3,242,121

Food Products - 1.9%
Unilever NV, NY Shares	54,700	2,200,581

Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	40,000	1,533,200
Covidien plc	40,825	2,780,182
		4,313,382

Health Care Providers & Services - 1.5%
WellPoint, Inc.	18,400	1,699,976

Industrial Conglomerates - 3.4%
General Electric Co.	137,700	3,859,731

Insurance - 3.1%
American International Group, Inc.	35,000	1,786,750
MetLife, Inc.	31,500	1,698,480
		3,485,230

Internet Software & Services - 4.3%
eBay, Inc.*	49,100	2,695,099
Google, Inc.*	1,900	2,129,349
		4,824,448

IT Services - 2.0%
International Business Machines Corp.	11,800	2,213,326

Media - 5.7%
Comcast Corp.	53,900	2,800,914
DIRECTV*	30,400	2,100,336
Time Warner, Inc.	22,507	1,569,188
		6,470,438

Multiline Retail - 2.3%
Target Corp.	40,400	2,556,108

Oil, Gas & Consumable Fuels - 13.8%
Devon Energy Corp.	54,300	3,359,541
Exxon Mobil Corp.	5,500	556,600
Marathon Oil Corp.	103,500	3,653,550
Occidental Petroleum Corp.	39,000	3,708,900
Phillips 66 Co.	22,627	1,745,221
Royal Dutch Shell plc (ADR)	36,500	2,601,355
		15,625,167

Pharmaceuticals - 6.9%
Merck & Co., Inc.	38,100	1,906,905
Pfizer, Inc.	89,168	2,731,216
Zoetis, Inc.	95,630	3,126,145
		7,764,266

Software - 1.6%
Microsoft Corp.	49,201	1,841,593

Specialty Retail - 1.7%
Lowe's Co.'s, Inc.	39,100	1,937,405

Total Equity Securities (Cost $89,036,072)		110,174,966

TIME DEPOSIT - 2.5%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 1/2/14	$2,767,835	2,767,835

Total Time Deposit (Cost $2,767,835)		2,767,835

TOTAL INVESTMENTS (Cost $91,803,907) - 99.9%		112,942,801
Other assets and liabilities, net - 0.1%		153,497
NET ASSETS - 100%		$113,096,298

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

EQUITY SECURITIES - 97.3%	SHARES	VALUE
Beverages - 1.5%
PepsiCo, Inc.	4,200	$348,348

Capital Markets - 2.1%
Goldman Sachs Group, Inc.	1,400	248,164
Morgan Stanley Capital Trust VIII, Preferred	9,500	226,290
		474,454

Chemicals - 4.0%
Dow Chemical Co.	12,800	568,320
E. I. du Pont de Nemours & Co.	5,500	357,335
		925,655

Commercial Banks - 9.8%
BB&T Corp.	9,500	354,540
The PNC Financial Services Group, Inc.	7,400	574,092
US Bancorp	11,400	460,560
Wells Fargo & Co.:
Common	10,100	458,540
Preferred	360	397,800
		2,245,532

Commercial Services & Supplies - 3.7%
Tyco International Ltd.	12,200	500,688
Waste Management, Inc.	7,700	345,499
		846,187

Communications Equipment - 1.6%
Cisco Systems, Inc.	16,200	363,690

Computers & Peripherals - 3.6%
Apple, Inc.	1,000	561,110
Seagate Technology plc	4,700	263,952
		825,062

Consumer Finance - 2.5%
Capital One Financial Corp.	4,600	352,406
Discover Financial Services, Preferred	10,000	230,400
		582,806

Diversified Financial Services - 6.3%
Bank of America Corp., Preferred	370	392,570
CME Group, Inc.	6,100	478,606
JPMorgan Chase & Co.	10,000	584,800
		1,455,976

Diversified Telecommunication Services - 7.0%
AT&T, Inc.	19,500	685,620
BCE, Inc.	10,700	463,203
Verizon Communications, Inc.	9,300	457,002
		1,605,825

Electric Utilities - 2.8%
Edison International	6,100	282,430
NextEra Energy, Inc.	4,100	351,042
		633,472

Electrical Equipment - 1.0%
Eaton Corp. plc	3,100	235,972

Electronic Equipment & Instruments - 1.3%
TE Connectivity Ltd.	5,300	292,083

Food & Staples Retailing - 1.0%
CVS Caremark Corp.	3,300	236,181

Food Products - 2.7%
ConAgra Foods, Inc.	6,900	232,530
Unilever NV, NY Shares	9,900	398,277
		630,807

Health Care Equipment & Supplies - 1.0%
Covidien plc	3,400	231,540

Health Care Providers & Services - 0.6%
WellPoint, Inc.	1,400	129,346

Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	4,800	465,744

Household Products - 2.5%
Kimberly-Clark Corp.	2,200	229,812
Procter & Gamble Co.	4,200	341,922
		571,734

Industrial Conglomerates - 3.0%
General Electric Co.	24,700	692,341

Insurance - 2.8%
MetLife, Inc.:
Common	8,700	469,104
Preferred	6,900	171,810
		640,914

IT Services - 1.3%
Paychex, Inc.	6,400	291,392

Media - 4.0%
Comcast Corp.	8,900	462,488
Time Warner, Inc.	6,700	467,124
		929,612

Multiline Retail - 2.0%
Target Corp.	7,400	468,198

Oil, Gas & Consumable Fuels - 13.1%
ConocoPhillips	3,300	233,145
Exxon Mobil Corp.	5,800	586,960
Marathon Oil Corp.	15,300	540,090
Occidental Petroleum Corp.	3,700	351,870
Phillips 66 Co.	3,300	254,529
Royal Dutch Shell plc (ADR)	8,200	584,414
Statoil ASA (ADR)	19,300	465,709
		3,016,717

Pharmaceuticals - 10.1%
GlaxoSmithKline plc (ADR)	9,000	480,510
Johnson & Johnson	7,500	686,925
Merck & Co., Inc.	10,600	530,530
Pfizer, Inc.	20,633	631,989
		2,329,954

Road & Rail - 2.0%
Norfolk Southern Corp.	5,000	464,150

Software - 2.0%
Microsoft Corp.	12,400	464,132

Total Equity Securities (Cost $19,822,398)		22,397,824

TIME DEPOSIT - 3.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 1/2/14	$718,149	718,149

Total Time Deposit (Cost $718,149)		718,149

TOTAL INVESTMENTS (Cost $20,540,547) - 100.4%		23,115,973
Other assets and liabilities, net - (0.4%)		(99,082)
NET ASSETS - 100%		$23,016,891

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Note A — Significant Accounting Policies

General:   The Calvert SAGE Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with two separate portfolios: Large Cap Value and Equity Income. The operations of each series are accounted for separately.  Each Fund offers three separate classes of shares - Classes A, C, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$110,174,966	-	-	$110,174,966
Other debt obligations	-	$2,767,835	-	2,767,835
TOTAL	$110,174,966	$2,767,835	-	$112,942,801

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Equity Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$22,397,824	-	-	$22,397,824
Other debt obligations	-	$718,149	-	718,149
TOTAL	$22,397,824	$718,149	-	$23,115,973

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date, or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly by Equity Income and annually by Large Cap Value.  Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note B — Tax Information

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2013 and the capital loss carryforwards as of September 30, 2013, with expiration dates:

	Large Cap Value	Equity Income
Federal income tax cost of investments	$91,971,557	$20,541,746
Unrealized appreciation	$21,150,807	$2,628,158
Unrealized depreciation	(179,563)	(53,931)
Net unrealized appreciation/ (depreciation)	$20,971,244	$2,574,227

Capital Loss Carryforwards

Expiration Date	Large Cap Value	Equity Income
30-Sep-18	($8,823,703)	-

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2014

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2014